Property, equipment and software, net - Schedule of Depreciation and Amortization Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Equipment and Software
Depreciation and amortization of property, equipment and software	$ 28,257	$ 59,641	$ 33,689
Impairment loss	11,303	21,126	0
Cost of Revenues
Property, Equipment and Software
Depreciation and amortization of property, equipment and software	22,941	54,478	31,002
Research and development expenses
Property, Equipment and Software
Depreciation and amortization of property, equipment and software	1,906	400	900
Sales and marketing expenses
Property, Equipment and Software
Depreciation and amortization of property, equipment and software	5	36	8
General and administrative expenses
Property, Equipment and Software
Depreciation and amortization of property, equipment and software	$ 3,405	$ 4,727	$ 1,779